Condensed Statements of Stockholders' Deficiency (Parenthetical) - USD ($)	3 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Gross proceeds	$ 996,400	$ 419,320
Issuance costs	37,200	$ 26,019
Principal and interest	$ 5,658,888